Leases (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 267,187
2023	107,567
Total Lease Payments	374,754
Less Imputed Interest	(13,685)
Total	$ 343,698